Contingencies (Details) $ in Millions, $ in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)
Contingencies
Income taxes paid						$ 38.6	$ 28.5
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Contingent liability recorded									$ 1.4	$ 1.1
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Mexico
Contingencies
Provincial income taxes assessed		$ 13.9	$ 10.7
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded		6.5						$ 5.0
Canada Revenue Agency Reassessment Action | Taxation years 2016 through 2019 | Canada
Contingencies
Contingent liability recorded									$ 31.4	$ 24.2
Canada Revenue Agency Reassessment Action | Taxation years 2016 through 2019 | Mexico
Contingencies
Contingent liability recorded		$ 4.6						3.5
Income taxes paid	$ 71.0		$ 3.8
Canada Revenue Agency Reassessment Action | Taxation years 2016 through 2019 | Barbados
Contingencies
Tax rate (as a percent)	30.00%	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Taxation years 2016 Through 2018 | Barbados
Contingencies
Contingent liability recorded		$ 62.2						47.9
Canada Revenue Agency Reassessment Action | Taxation year 2019 | Barbados
Contingencies
Contingent liability recorded		$ 41.8						$ 32.2
Canada Revenue Agency Reassessment Action | 2013 taxation year | Mexico
Contingencies
Provincial income taxes assessed				$ 10.8	$ 8.3
Income taxes paid	$ 419.4		$ 30.3
Tax rate (as a percent)	30.00%	30.00%	30.00%